Pension and other post-retirement benefits - PBO/ABO/Fair value (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
PBO	SFr 15,885	SFr 15,885	SFr 16,088
ABO	14,841	14,962
Switzerland | Defined benefit pension plans | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	0	0
ABO	0	0
Fair value of plan assets	0	0
Switzerland | Defined benefit pension plans | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	0	0
ABO	0	0
Fair value of plan assets	0	0
International | Defined benefit pension plans
Defined benefit plan, Disclosure
PBO	3,390	3,337	3,366
ABO	3,351	3,281
International | Defined benefit pension plans | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,464	1,426
ABO	1,433	1,391
Fair value of plan assets	1,104	1,095
International | Defined benefit pension plans | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,447	1,407
ABO	1,420	1,378
Fair value of plan assets	1,088	1,079
International | Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
PBO	173	184	180
ABO	173	184
Bank | International | Defined benefit pension plans
Defined benefit plan, Disclosure
PBO	3,390	3,337	3,366
ABO	3,351	3,281
Bank | International | Defined benefit pension plans | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,464	1,426
ABO	1,433	1,391
Fair value of plan assets	1,104	1,095
Bank | International | Defined benefit pension plans | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,447	1,407
ABO	1,420	1,378
Fair value of plan assets	1,088	1,079
Bank | International | Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
PBO	173	184	SFr 180
ABO	SFr 173	SFr 184